42161 4/98
Prospectus Supplement
dated April 6, 1998 to:
-----------------------------------------------------------------

The George Putnam Fund of Boston
Prospectuses dated November 30, 1997

In the section entitled "How the fund is managed," the third paragraph is replaced in its entirety with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
Officer              Year         (at least 5 years)
-------              ----         ----------------------------

David L. Waldman     1998         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since June, 1997.
                                  Prior to June, 1997, Mr.
                                  Waldman was a Senior Portfolio
                                  Manager at Lazard Freres, and
                                  prior to April, 1995, held
                                  various titles at Goldman
                                  Sachs including Analyst,
                                  Associate, Portfolio Manager
                                  and Vice President.

Edward P. Bousa                   Employed as an investment
Senior Vice President 1994 	    professional by Putnam
                                  Management since 1992.

Jeffrey J. Kobylarz   1998        Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since May, 1993.
                                  Prior to May, 1993, Mr.
                                  Kobylarz was an Assistant Vice
                                  President and analyst at Dean
                                  Witter Intercaptial from July,
                                  1989 to May, 1993.

James Prusko         1998         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1992.



                             PUTNAMINVESTMENTS